Interest-Bearing Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Interest-Bearing Borrowings [Abstract]
Schedule of Bridge Loan - Liability Component	Bridge loan - liability component
2022
US$
As at January 1	12,274,215
Drawdown during the year	6,756,665
Finance costs	4,074,175
Repaid during the year	(7,374,346)
Settled during the year	(15,730,709)

As at December 31	-

Schedule of Bridge Loan - Derivative Component	Bridge loan - derivative component
2022
US$
As at January 1	1,551,677
On initial recognition	842,181
Change in fair value	835,433
Exercised during the year	(3,229,291)

As at December 31	-

Schedule of Loan Notes – Liability Component	Loan notes – liability component
For the six months ended June 30,
2023
(Unaudited)
US$

As at January 1	8,745,192
Finance costs	3,537,463
As at June 30	12,282,655
Loan notes – liability component
	2023	2022
	US$	US$
As at January 1	8,745,192	-
Issued during the year	5,000,000	7,959,134
Finance costs	18,975,635	786,058
Repayment during the year	(32,720,827)	-

As at December 31	-	8,745,192

Schedule of Freestanding Derivative - Option for Additional Subscription of Loan Notes	Freestanding derivatives for additional subscription options
For the six months ended June 30,
2023
(Unaudited)
US$

As at January 1	2,796,131
Change in fair value	9,086,936
As at June 30	11,883,067
Freestanding derivative - option for additional subscription of loan notes
	2023	2022
	US$	US$
As at January 1	2,796,131	-
On initial recognition	-	2,796,131
Change in fair value	9,536,904	-
Exercised during the year	(12,333,035)	-

As at December 31	-	2,796,131

Schedule of Binomial Option Pricing Model to Determine the Fair Value of the Option for Additional Subscription	The following table lists the inputs to the model used for the six months ended June 30, 2023:
(Unaudited)
Risk-free rate (%)	4.2
Volatility (%)	63
Dividend yield (%)	-
The following table lists the inputs to the model used for the year ended December 31, 2022 and upon exercise:
2022
Risk-free rate (%)	4.06 – 4.33
Volatility (%)	61 – 62
Dividend yield (%)	-
Upon exercise
Risk-free rate (%)	4.76
Volatility (%)	63
Dividend yield (%)	-